DERIVATIVE LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

NOTE 9 – DERIVATIVE LIABILITIES

The Series C Preferred Stock contains an embedded derivative due to the potential conversion into a variable number of common shares. Upon conversion of the Series C Preferred share into common shares, the Company has a potential obligation to issue additional common shares to satisfy the True-Up obligation. Both the Conversion Premium and the True-Up obligation are derivatives and are required to be recorded at fair value. On April 20, 2021, the Company and the holder agreed to modify the COD to require all redemptions and conversions to be satisfied in common shares, which changed the accounting treatment for the embedded derivative.

Issuance of the Series C Stock (prior to April 20, 2021)

Conversion of the face value of the Series C preferred stock is fixed at $3.25 per common share and, because the conversion is generally outside the control of the Company, the face value of the Series C Stock is considered temporary equity and recorded at redemption value. The Conversion Premium is convertible into common shares based on a variable that is not an input to fair value of a fixed-for-fixed option as defined in FASB ASC 815-40 and is a derivative liability and is recorded at fair value.

The Company determined the redemption value of the face value of the Series C Stock to be the fair value of the common shares issuable to satisfy the conversion of the face value of the Series C Stock. The fair value of the Conversion Premium is determined to be the lesser of the amount of cash required to satisfy the Conversion Premium or the fair value of the shares required to satisfy the Conversion Premium since the Company has the option to satisfy the conversion of the Conversion Premium in cash or shares. To the extent that consideration paid for the Series C Stock was less than the redemption value plus the fair value of the derivative liability, consideration was first allocated to the derivative liability. The consideration received never exceeded the fair value of the derivative liability. Consequently, no proceeds were allocated to the redemption value. The derivative liability was recorded at fair value and a loss on derivative liability was recorded as the difference between the fair value of the derivative liability and the consideration received. The redemption value was recorded as temporary equity and a deemed dividend.

Conversion of the Series C Stock

The Company receives notice of conversion from the holder with a calculation of the number of common shares required to be issued to satisfy the redemption value plus the Conversion Premium. The Company has never elected to satisfy the conversion premium in cash. The Company then issues the number of common shares determined by the holder using a VWAP calculation for the Measurement Period before the conversion date. The shares may be issued over time due to ownership limitations of the holder. Upon conversion of the Series C Stock, the Company reduces the derivative liability by the amount that was originally recorded for the number of Series C Stock converted. Any difference between the current fair value of the common shares issued to satisfy the conversion premium and the originally recorded derivative liability was recorded as a loss on derivative liability. Temporary equity is also reduced by the fair value of the common shares issued to satisfy the redemption value (amounts recorded in temporary equity). Any difference is recorded as additional deemed dividend or an equity contribution.

The holder may be entitled to additional shares subsequent to the conversion date If the VWAP calculation for the portion of the Measurement Period following the date of conversion is lower than the VWAP for the portion of the Measurement Period prior to the date of conversion, referred to as True-Up shares. If the VWAP calculation is higher, no True-Up shares are issued.

The potential obligation to issue True-Up shares creates an additional derivative liability. The determination of the number of True-Up shares due, if any, is based on the lowest VWAP calculation over the Measurement Period that extends beyond the conversion date. In addition, if the Company has not complied with certain provisions of the COD, the Measurement Period does not end until the Company is in compliance. The potential obligation to issue True-Up shares after the conversion date is a derivative liability.

The derivative liability for the True-Up Shares at the end of each period represents Series C Stock conversions in respect of which the Measurement Period had not expired as of the period end. The fair value of the derivative liability has been estimated using a binomial pricing model, the estimated remaining Measurement Period, the share price and the historical volatility of the Company’s common stock.

Adjustments to the Carrying value of the Series C Stock and the Derivative Liability

At each reporting period the Company determined the fair value of the common shares required to satisfy the redemption of the face value of the outstanding Series C Stock and recorded an additional deemed dividend or an equity contribution for any differences between the recorded value and the period end fair value. The redemption Conversion Premium was assumed to be settled in cash because cash settlement is more favorable to the Company. The fair value of the common shares required to satisfy the redemption of the Series C Stock was determined generally using the closing share price of the Company’s stock as of the reporting date. The amount of cash required to settle the Conversion Premium was generally fixed at the time of issuance. Consequently, the fair value of the derivative liability relating to the cash obligation to satisfy the Conversion Premium is generally unchanged until conversion.

The cash required to settle the conversion premium was unchanged until the dividend rate of 24.95% was increased in accordance with the terms of the Series C Stock to 34.95% due to covenant violations. The increase in the conversion premium was recorded as an increase in the derivative liability and a loss on change in fair value of derivative liability.

The fair value of the derivative liability relating to the potential obligation to issue true-up shares is subject to adjustment as the Company’s stock price changes. Such changes are recorded as changes in fair value of derivative liability.

 April 20, 2021 Amendment to the Series C Stock COD

On April 20, 2021, the Company amended the Series C Stock COD to require all conversions to be in common shares, thus removing the cash option for redemption of the Conversion Premium. The amendment required reclassification of the Series C Stock recorded in temporary equity to permanent equity with no further period end adjustments.

Effect on Derivative Liability

The removal of the cash option for conversion of the Conversion Premium changed the cash redemption assumption to assume, in all cases, share redemption. Therefore, the derivative liability is required to be recorded at the fair value of the equivalent number of common shares issuable to satisfy the Conversion Premium. We recorded an adjustment to derivative liability and loss on derivative on April 20, 2021 and we will record changes in fair value of the derivative liability each quarter thereafter as long as any Series C Stock are outstanding. We estimated the fair value of the derivative liability for the outstanding Series C Stock Conversion Premium generally using the period end number of shares required to satisfy the Conversion Premium at the period end closing share price of the Company’s common stock.

Limitations on using the closing price of the Company’s Common Stock to determine Fair Value

The Company is a smaller reporting company and is traded on the NYSE American exchange. Historically, the Company’s stock price has been extremely volatile and subject to large and sometimes unexplained price variations on a daily or weekly basis. In addition, the Company declared four reverse stock splits in 2018 and 2019 and the Company’s common stock generally trades at less than $1.00 per share. These factors have exacerbated daily volatility of our stock price. Consequently, the closing price of the Company’s stock on the reporting date may not, in all cases, represent the fair value of the common share required to satisfy the redemption of the Series C Stock. Recognizing that the closing share price of our publicly traded stock is an observable input to fair value, such price was used for determining fair value in most cases and the Company only considered an alternative measure of fair value when the closing price of the Company’s common stock varied by more than 30% from the five-day moving average immediately prior to the measurement date. In such cases, an average closing price of the previous 30-day period was used as an estimate of fair value, adjusted for stock splits if applicable.

In addition, conversion of the Series C shares may require a significant number of common shares to be issued in relation to the total number of shares outstanding. The market price of the Company’s common stock may not appropriately reflect the potential for significant dilution caused by a large conversion and may not be representative of market value. In cases where the number of common shares required to satisfy a conversion of the Series C shares into common stock was significant in relation to the total number of shares outstanding (approximately 30% or greater) fair value of the embedded features was determined based on the historical market capitalization of the Company.

Activities for derivative Series C Preferred Stock derivative liability during the three months ended March 31, 2023 and the year ended December 31, 2022 were as follows:

	March 31, 2023	December 31, 2022
Carrying amount at beginning of year	$7,592,744	$93,108,568
Issued Series C preferred shares	-	-
Change in fair value	2,165,183	89,523,091
Settlement of obligation (issuance of common shares)	-	(175,038,915)
Carrying amount at end of year	$9,757,927	$7,592,744

The fair value of the derivative liability has been estimated using a binomial model and the historical volatility of the Company’s common stock as of the date of conversion.

NOTE 9 – DERIVATIVE LIABILITIES

The Series C Preferred Stock contains an embedded derivative due to the potential conversion into a variable number of common shares. Upon conversion of the Series C Preferred share into common shares, the Company has a potential obligation to issue additional common shares to satisfy the True-Up obligation. Both the Conversion Premium and the True-Up obligation are derivatives and are required to be recorded at fair value. On April 20, 2021, the Company and the holder agreed to modify the COD to require all redemptions and conversions to be satisfied in common shares, which changed the accounting treatment for the embedded derivative.

Issuance of the Series C Stock (prior to April 20, 2021)

Conversion of the face value of the Series C preferred stock is fixed at $3.25 per common share and, because the conversion is generally outside the control of the Company, the face value of the Series C Stock is considered temporary equity and recorded at redemption value. The Conversion Premium is convertible into common shares based on a variable that is not an input to fair value of a fixed-for-fixed option as defined in FASB ASC 815-40 and is a derivative liability and is recorded at fair value.

The Company determined the redemption value of the face value of the Series C Stock to be the fair value of the common shares issuable to satisfy the conversion of the face value of the Series C Stock. The fair value of the Conversion Premium is determined to be the lesser of the amount of cash required to satisfy the Conversion Premium or the fair value of the shares required to satisfy the Conversion Premium since the Company has the option to satisfy the conversion of the Conversion Premium in cash or shares. To the extent that consideration paid for the Series C Stock was less than the redemption value plus the fair value of the derivative liability, consideration was first allocated to the derivative liability. The consideration received never exceeded the fair value of the derivative liability. Consequently, no proceeds were allocated to the redemption value. The derivative liability was recorded at fair value and a loss on derivative liability was recorded as the difference between the fair value of the derivative liability and the consideration received. The redemption value was recorded as temporary equity and a deemed dividend.

Conversion of the Series C Stock

The Company receives notice of conversion from the holder with a calculation of the number of common shares required to be issued to satisfy the redemption value plus the Conversion Premium. The Company has never elected to satisfy the conversion premium in cash. The Company then issues the number of common shares determined by the holder using a VWAP calculation for the Measurement Period before the conversion date. The shares may be issued over time due to ownership limitations of the holder. Upon conversion of the Series C Stock, the Company reduces the derivative liability by the amount that was originally recorded for the number of Series C Stock converted. Any difference between the current fair value of the common shares issued to satisfy the conversion premium and the originally recorded derivative liability was recorded as a loss on derivative liability. Temporary equity is also reduced by the fair value of the common shares issued to satisfy the redemption value (amounts recorded in temporary equity). Any difference is recorded as additional deemed dividend or an equity contribution.

The holder may be entitled to additional shares subsequent to the conversion date If the VWAP calculation for the portion of the Measurement Period following the date of conversion is lower than the VWAP for the portion of the Measurement Period prior to the date of conversion, referred to as True-Up shares. If the VWAP calculation is higher, no True-Up shares are issued.

The potential obligation to issue True-Up shares creates an additional derivative liability. The determination of the number of True-Up shares due, if any, is based on the lowest VWAP calculation over the Measurement Period that extends beyond the conversion date. In addition, if the Company has not complied with certain provisions of the COD, the Measurement Period does not end until the Company is in compliance. The potential obligation to issue True-Up shares after the conversion date is a derivative liability.

The derivative liability for the True-Up Shares at the end of each period represents Series C Stock conversions in respect of which the Measurement Period had not expired as of the period end. The fair value of the derivative liability has been estimated using a binomial pricing model, the estimated remaining Measurement Period, the share price and the historical volatility of the Company’s common stock.

Adjustments to the Carrying value of the Series C Stock and the Derivative Liability

At each reporting period the Company determined the fair value of the common shares required to satisfy the redemption of the face value of the outstanding Series C Stock and recorded an additional deemed dividend or an equity contribution for any differences between the recorded value and the period end fair value. The redemption Conversion Premium was assumed to be settled in cash because cash settlement is more favorable to the Company. The fair value of the common shares required to satisfy the redemption of the Series C Stock was determined generally using the closing share price of the Company’s stock as of the reporting date. The amount of cash required to settle the Conversion Premium was generally fixed at the time of issuance. Consequently, the fair value of the derivative liability relating to the cash obligation to satisfy the Conversion Premium is generally unchanged until conversion.

The cash required to settle the conversion premium was unchanged until the dividend rate of 24.95% was increased in accordance with the terms of the Series C Stock to 34.95% due to covenant violations. The increase in the conversion premium was recorded as an increase in the derivative liability and a loss on change in fair value of derivative liability.

The fair value of the derivative liability relating to the potential obligation to issue true-up shares is subject to adjustment as the Company’s stock price changes. Such changes are recorded as changes in fair value of derivative liability.

 April 20, 2021 Amendment to the Series C Stock COD

On April 20, 2021, the Company amended the Series C Stock COD to require all conversions to be in common shares, thus removing the cash option for redemption of the Conversion Premium. The amendment required reclassification of the Series C Stock recorded in temporary equity to permanent equity with no further period end adjustments.

Effect on derivative liability

The removal of the cash option for conversion of the Conversion Premium changed the cash redemption assumption to assume, in all cases, share redemption. Therefore, the derivative liability is required to be recorded at the fair value of the equivalent number of common shares issuable to satisfy the Conversion Premium. We recorded an adjustment to derivative liability and loss on derivative on April 20, 2021 and we will record changes in fair value of the derivative liability each quarter thereafter as long as any Series C Stock are outstanding. We estimated the fair value of the derivative liability for the outstanding Series C Stock Conversion Premium generally using the period end number of shares required to satisfy the Conversion Premium at the period end closing share price of the Company’s common stock.

Limitations on using the closing price of the Company’s common stock to determine fair value

The Company is a smaller reporting company and is traded on the NYSE American exchange. Historically, the Company’s stock price has been extremely volatile and subject to large and sometimes unexplained price variations on a daily or weekly basis. In addition, the Company declared four reverse stock splits in 2018 and 2019 and the Company’s common stock generally trades at less than $1.00 per share. These factors have exacerbated daily volatility of our stock price. Consequently, the closing price of the Company’s stock on the reporting date may not, in all cases, represent the fair value of the common share required to satisfy the redemption of the Series C Stock. Recognizing that the closing share price of our publicly traded stock is an observable input to fair value, such price was used for determining fair value in most cases and the Company only considered an alternative measure of fair value when the closing price of the Company’s common stock varied by more than 30% from the five-day moving average immediately prior to the measurement date. In such cases, an average closing price of the previous 30-day period was used as an estimate of fair value, adjusted for stock splits if applicable.

In addition, conversion of the Series C shares may require a significant number of common shares to be issued in relation to the total number of shares outstanding. The market price of the Company’s common stock may not appropriately reflect the potential for significant dilution caused by a large conversion and may not be representative of market value. In cases where the number of common shares required to satisfy a conversion of the Series C shares into common stock was significant in relation to the total number of shares outstanding (approximately 30% or greater) fair value of the embedded features was determined based on the historical market capitalization of the Company.

Activities for derivative Series C Preferred Stock derivative liability during the years ended December 31, 2022 and 2021 were as follows:

	December 31, 2022	December 31, 2021
Carrying amount at beginning of year	$93,108,568	$93,981,234
Issued Series C preferred shares	-	46,238,850
Change in fair value	89,523,091	152,831,568
Settlement of obligation (issuance of common shares)	(175,038,915)	(199,943,084)
Carrying amount at end of year	$7,592,744	$93,108,568

The fair value of the derivative liability has been estimated using a binomial model and the historical volatility of the Company’s common stock as of the date of conversion.